Trade and other receivables (Details)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Trade and other receivables
Trade, leases and services receivable	$ 31,231,000,000		$ 34,677,000,000
Less: allowance for doubtful accounts	1,026,000,000		1,638,000,000
Total trade receivables	30,205			$ 33,039
Prepayments	5,934,000,000		8,056,000,000
Loan, deposits, and others	4,766,000,000		5,967,000,000
Contributions pending integration		$ 25	16
Guarantee deposits	1,000,000		2,000,000
Tax receivables	2,960,000,000		4,177,000,000
Others	4,218,000,000		3,576,000,000
Total other receivables	17,904			21,794
Total trade and other receivables	48,109			54,833
Non-current	14,793,000,000		17,571,000,000
Current	33,316,000,000		$ 37,262,000,000
Total	$ 48,109			$ 54,833